Description of the Business and Relevant Events - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, € in Millions, $ in Millions, $ in Billions										5 Months Ended	12 Months Ended
	Apr. 29, 2024 $ / shares	Nov. 29, 2023	Jul. 24, 2023	Jul. 06, 2023 EUR (€)	Jun. 26, 2023 MXN ($)	Jun. 09, 2023 EUR (€)	Apr. 27, 2023 MXN ($) $ / shares	Feb. 06, 2023 EUR (€)	Feb. 03, 2023 MXN ($) Towers	Jul. 31, 2023 MXN ($) Towers	Dec. 31, 2023 MXN ($) Country	Dec. 31, 2023 USD ($) Country	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 26, 2023 MXN ($)	Dec. 26, 2023 CLP ($)
Percentage of shareholding approval of spin off
Number of countries in which company operates | Country											22	22
Number of countries in which company holds license | Country											22	22
Proceeds from the sale of property plant and equipment spin off											$ 7,042,757	$ 417	$ 3,795,740	$ 7,215,177
Validity of agreement of shareholders								10 years
Commitment To Contribution To Joint Venture [Member]
Percentage of shareholding approval of spin off
Contractual capital commitments															$ 18,728,611	$ 972.4
Global Pesos Notes [Member]
Percentage of shareholding approval of spin off
Debt instrument face value					$ 130,000,000
Debt Instrument Term					5 years
Nine Point Five Percent Sustainable Bonds [Member]
Percentage of shareholding approval of spin off
Debt instrument face value					$ 17,000,000
Debt Instrument Term					7 years
Borrowings interest rate					9.50%
Approval of Shareholders Transactions [Member]
Percentage of shareholding approval of spin off
Repurchase funds authorised amount							$ 20,000,000
Dividends paid, ordinary shares per share | (per share)	$ 0.48						$ 0.46
Telekom Austria AG [member] | Euro Telesites AG [Member]
Percentage of shareholding approval of spin off
Asset contributed to the new entity as the result of spin off | €								€ 290
Telekom Austria AG [member] | COUNTRY A T [Member]
Percentage of shareholding approval of spin off
Percentage of voting rights in subsidiary acquired during the period			5.55%
Acquired the additional votings rights of telekom austria		1.85%
Proportion of ownership interest in subsidiary		58.40%
Sitios Latinoamrica, S.A.B. de C.V [Member] | Telecommunications Towers [Member]
Percentage of shareholding approval of spin off
Number of telecommunications towers transferred under spin off | Towers									1,388	3,204
Proceeds from the sale of property plant and equipment spin off									$ 2,419,568	$ 3,963,059
Telesites SAB de CV [member] | Series One Hybrid Notes [member]
Percentage of shareholding approval of spin off
Debt instrument principal amount of debt closed | €						€ 500
Telesites SAB de CV [member] | Loan Raised By Way Of Bonds Issue [Member] | Five Point Two Five Percent Euro Five Hundred Million Bond [Member]
Percentage of shareholding approval of spin off
Debt instrument face value | €				€ 500
Debt Instrument Term				5 years
Borrowings interest rate				5.25%